Changes in accounting policies (Policies)	3 Months Ended
Jan. 31, 2023
Statement [LineItems]
Future accounting policy changes
Future accounting policy changes
For details on future accounting policy changes, refer to Note 31 to the consolidated financial statements included in our 2022 Annual Report. We are continuing to evaluate the impact of standards that are effective for us after fiscal 2023.